DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Australia - 8.1%
BHP Group Ltd.	13,470	$391,265
Coles Group Ltd.	3,496	36,838
Fortescue Metals Group Ltd.	4,495	62,387
Medibank Pvt Ltd.	7,029	16,662
Rio Tinto Ltd.	983	71,877
Santos Ltd.	8,777	43,599
Wesfarmers Ltd.	3,031	105,748
Woodside Energy Group Ltd.	5,032	120,647

(Cost $912,522)		849,023

Austria - 0.2%
OMV AG
(Cost $20,462)	386	17,918

Belgium - 0.2%
Ageas SA/NV (Cost $21,248)	423	16,840

Brazil - 2.1%
Ambev SA	12,517	34,990
B3 SA - Brasil Bolsa Balcao	15,415	40,258
BB Seguridade Participacoes SA	1,870	11,475
Engie Brasil Energia SA	565	4,807
TIM SA	2,258	6,572
Vale SA	9,012	118,462

(Cost $227,722)		216,564

Canada - 4.0%
BCE, Inc.	183	7,742
Brookfield Asset Management Ltd., Class A	937	32,336
Canadian Tire Corp. Ltd., Class A	135	15,995
Great-West Lifeco, Inc.	741	21,267
IGM Financial, Inc.	242	6,890
Lundin Mining Corp.	1,715	13,284
Manulife Financial Corp.	4,899	90,452
Quebecor, Inc., Class B	411	9,384
Sun Life Financial, Inc.	1,559	75,948
Suncor Energy, Inc.	3,525	119,250
TELUS Corp.	1,280	22,451

(Cost $392,542)		414,999

Chile - 0.2%
Antofagasta PLC	1,018	18,678
Cia Sud Americana de Vapores SA	46,532	3,091

(Cost $25,102)		21,769

China - 5.5%
Anhui Conch Cement Co. Ltd., Class A	500	1,764
Baoshan Iron & Steel Co. Ltd., Class A	3,600	2,997
China Coal Energy Co. Ltd., Class H	5,027	3,430
China Communications Services Corp. Ltd., Class H	6,134	2,761
China Conch Venture Holdings Ltd.	4,169	4,099
China Construction Bank Corp., Class A	1,500	1,237
China Construction Bank Corp., Class H	255,935	137,077
China Feihe Ltd., 144A	10,000	6,019
China Hongqiao Group Ltd.	5,933	5,917
China Merchants Bank Co. Ltd., Class A	3,200	13,871
China Merchants Bank Co. Ltd., Class H	10,586	41,849
China Pacific Insurance Group Co. Ltd., Class A	1,200	4,567
China Pacific Insurance Group Co. Ltd., Class H	7,200	16,490
China Petroleum & Chemical Corp., Class H	66,655	39,015
China Railway Group Ltd., Class H	11,350	6,007
China Shenhua Energy Co. Ltd., Class A	1,156	4,474
China Shenhua Energy Co. Ltd., Class H	8,945	26,065
China State Construction Engineering Corp. Ltd., Class A	7,000	5,415
China Vanke Co. Ltd., Class A	1,800	3,373
China Vanke Co. Ltd., Class H	5,208	6,077
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	2,693
COSCO SHIPPING Holdings Co. Ltd., Class H	8,151	8,367
CRRC Corp. Ltd., Class H	10,902	5,366
Daqin Railway Co. Ltd., Class A	2,300	2,253
Gree Electric Appliances, Inc. of Zhuhai, Class A	400	1,967
Guanghui Energy Co. Ltd., Class A	1,300	1,175
Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,214
Hengli Petrochemical Co. Ltd., Class A*	944	1,862
Huaibei Mining Holdings Co. Ltd., Class A	600	967
Hunan Valin Steel Co. Ltd., Class A	1,600	1,301
Industrial & Commercial Bank of China Ltd., Class A	9,500	6,030
Industrial & Commercial Bank of China Ltd., Class H	173,433	79,620
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	720
Jiangsu Expressway Co. Ltd., Class H	2,966	2,678
Jiangxi Copper Co. Ltd., Class H	3,278	5,117
LB Group Co. Ltd., Class A	500	1,245
Lenovo Group Ltd.	19,695	22,277
Livzon Pharmaceutical Group, Inc., Class A	107	506
New China Life Insurance Co. Ltd., Class A	300	1,669
New China Life Insurance Co. Ltd., Class H	2,455	6,149
People’s Insurance Co. Group of China Ltd., Class H	21,542	7,335
PICC Property & Casualty Co. Ltd., Class H	18,026	20,734
Postal Savings Bank of China Co. Ltd., Class A	4,926	3,289
Postal Savings Bank of China Co. Ltd., Class H, 144A	21,672	10,695
Qifu Technology, Inc., ADR	279	4,743
Shaanxi Coal Industry Co. Ltd., Class A	1,800	4,115
Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	802

Sinopharm Group Co. Ltd., Class H	3,378	9,800
Topsports International Holdings Ltd., 144A	5,059	4,116
Uni-President China Holdings Ltd.	3,016	2,231
Xinjiang Daqo New Energy Co. Ltd., Class A	275	1,571
Yankuang Energy Group Co. Ltd., Class A	600	1,420
Yankuang Energy Group Co. Ltd., Class H	5,905	9,277
Youngor Group Co. Ltd., Class A	1,100	1,050
Zangge Mining Co. Ltd., Class A	300	926
Zhejiang NHU Co. Ltd., Class A	700	1,566
Zhuzhou Kibing Group Co. Ltd., Class A	800	960
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,800	1,598

(Cost $766,083)		572,908

Czech Republic - 0.3%
CEZ AS	421	17,916
Komercni Banka AS	190	5,942
Moneta Money Bank AS, 144A	933	3,479

(Cost $23,273)		27,337

Denmark - 0.4%
A.P. Moller - Maersk A/S, Class A	8	14,353
A.P. Moller - Maersk A/S, Class B	13	23,673

(Cost $59,701)		38,026

Egypt - 0.0%
Eastern Co. SAE
(Cost $2,753)	2,931	1,926

Finland - 1.5%
Elisa OYJ	369	18,130
Fortum OYJ	1,165	15,679
Kesko OYJ, Class B	733	14,336
Kone OYJ, Class B	903	41,163
Stora Enso OYJ, Class R	1,555	19,839
UPM-Kymmene OYJ	1,420	48,733

(Cost $170,912)		157,880

France - 9.8%
Amundi SA, 144A	155	9,261
AXA SA	4,908	147,955
Bouygues SA	500	17,311
Cie Generale des Etablissements Michelin SCA	1,806	56,668
Danone SA	1,702	99,438
Sanofi	3,018	323,104
TotalEnergies SE	5,971	376,330

(Cost $980,120)		1,030,067

Germany - 4.6%
Allianz SE	1,073	261,274
Bayerische Motoren Werke AG	797	84,054
DHL Group	2,632	123,079
Evonik Industries AG	550	10,569
Wacker Chemie AG	49	7,238

(Cost $454,390)		486,214

Greece - 0.2%
Hellenic Telecommunications Organization SA	484	7,249
JUMBO SA	311	9,627
OPAP SA	533	9,013

(Cost $22,086)		25,889

Hong Kong - 2.7%
Beijing Enterprises Holdings Ltd.	1,330	4,986
Bosideng International Holdings Ltd.	8,446	3,317
China Everbright Environment Group Ltd.	9,888	3,606
China Gas Holdings Ltd.	7,380	7,529
China Medical System Holdings Ltd.	3,469	5,008
China Merchants Port Holdings Co. Ltd.	3,566	4,266
China Overseas Land & Investment Ltd.	10,015	21,124
China Resources Gas Group Ltd.	2,361	6,639
China Resources Land Ltd.	8,498	35,924
China State Construction International Holdings Ltd.	5,170	5,756
China Taiping Insurance Holdings Co. Ltd.	3,936	4,146
CK Asset Holdings Ltd.	5,195	28,685
CK Infrastructure Holdings Ltd.	1,651	8,358
Guangdong Investment Ltd.	7,997	6,251
Hang Lung Properties Ltd.	5,139	6,868
Henderson Land Development Co. Ltd.	3,929	10,797
HKT Trust & HKT Ltd.(a)	9,898	10,552
Kingboard Holdings Ltd.	1,732	3,932
Kingboard Laminates Holdings Ltd.	2,763	2,297
Orient Overseas International Ltd.	360	4,830
Power Assets Holdings Ltd.	3,631	17,896
Sino Land Co. Ltd.	9,321	10,686
Sun Hung Kai Properties Ltd.	3,839	43,228
Swire Properties Ltd.	3,065	6,410
Want Want China Holdings Ltd.	12,284	8,130
Xinyi Glass Holdings Ltd.	4,383	6,473
Yuexiu Property Co. Ltd.	3,748	4,646

(Cost $378,615)		282,340

Hungary - 0.1%
Richter Gedeon Nyrt (Cost $9,034)	360	9,033

India - 1.9%
Coal India Ltd.	4,026	11,188
GAIL India Ltd.	5,914	8,215
HCL Technologies Ltd.	2,515	35,609
Hero MotoCorp Ltd.	290	10,215
Indian Oil Corp. Ltd.	7,526	8,100
NTPC Ltd.	11,754	31,278
Oil & Natural Gas Corp. Ltd.	8,211	17,273
Petronet LNG Ltd.	1,953	5,079
Power Grid Corp. of India Ltd.	9,332	27,567
Tata Steel Ltd.	18,912	28,076
Tech Mahindra Ltd.	1,435	20,834

(Cost $171,168)		203,434

Indonesia - 1.4%
PT Adaro Energy Indonesia Tbk	36,118	6,332
PT Astra International Tbk	52,469	22,221

PT Bank Mandiri Persero Tbk	97,152	38,433
PT Bank Rakyat Indonesia Persero Tbk	182,167	66,384
PT Indofood Sukses Makmur Tbk	11,419	5,323
PT United Tractors Tbk	4,171	7,121

(Cost $104,481)		145,814

Israel - 0.4%
Bank Leumi Le-Israel BM	4,048	31,514
ICL Group Ltd.	2,102	12,618

(Cost $56,528)		44,132

Italy - 1.1%
Assicurazioni Generali SpA	2,671	55,457
Snam SpA	5,349	27,658
Terna - Rete Elettrica Nazionale	3,678	30,418

(Cost $104,324)		113,533

Japan - 6.2%
AGC, Inc.	550	19,316
Aisin Corp.	400	13,372
Asahi Kasei Corp.	3,300	21,348
Daiwa House Industry Co. Ltd.	1,600	44,488
Iida Group Holdings Co. Ltd.	400	6,560
Isuzu Motors Ltd.	1,500	19,267
Japan Tobacco, Inc.	3,200	70,139
Mitsui Chemicals, Inc.	400	10,869
Mitsui OSK Lines Ltd.	900	24,950
MS&AD Insurance Group Holdings, Inc.	1,178	42,399
Nippon Yusen KK	1,269	33,873
Nomura Real Estate Holdings, Inc.	300	7,559
Obayashi Corp.	1,700	15,402
Sekisui House Ltd.	1,575	32,136
SoftBank Corp.	7,700	88,326
Sompo Holdings, Inc.	777	33,875
SUMCO Corp.	900	12,036
Sumitomo Metal Mining Co. Ltd.	650	20,181
Tokio Marine Holdings, Inc.	4,820	106,839
Tosoh Corp.	700	9,068
Yamaha Motor Co. Ltd.	800	20,766

(Cost $615,669)		652,769

Kazakhstan - 0.0%
Polymetal International PLC*(b)
(Cost $33,157)	1,987	0

Kuwait - 0.1%
Mobile Telecommunications Co. KSCP
(Cost $9,444)	4,965	8,215

Malaysia - 1.0%
Inari Amertron Bhd	6,400	4,345
Kuala Lumpur Kepong Bhd	1,200	5,571
Malayan Banking Bhd	14,411	28,294
MISC Bhd	3,500	5,431
Petronas Chemicals Group Bhd	7,700	11,815
Petronas Gas Bhd	2,100	7,748
Public Bank Bhd	38,200	34,824
RHB Bank Bhd	3,931	4,753
Sime Darby Bhd	7,500	3,718

(Cost $102,979)		106,499

Mexico - 1.1%
Arca Continental SAB de CV	1,419	13,995
Banco del Bajio SA, 144A	1,919	6,131
Coca-Cola Femsa SAB de CV	1,368	11,742
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,030	19,170
Grupo Mexico SAB de CV, Series B	8,328	40,181
Kimberly-Clark de Mexico SAB de CV, Class A	4,399	10,025
Orbia Advance Corp. SAB de CV	2,594	5,849
Promotora y Operadora de Infraestructura SAB de CV	525	5,107

(Cost $87,724)		112,200

Netherlands - 2.3%
Koninklijke Ahold Delhaize NV	2,582	84,562
NN Group NV	658	25,395
OCI NV	274	6,947
Randstad NV	292	17,171
Stellantis NV	5,868	109,391

(Cost $223,271)		243,466

New Zealand - 0.1%
Spark New Zealand Ltd.
(Cost $14,432)	4,796	14,493

Norway - 0.9%
Aker BP ASA	828	22,465
Gjensidige Forsikring ASA	526	8,184
Orkla ASA	2,021	15,443
Salmar ASA	195	9,532
Telenor ASA	1,842	19,724
Yara International ASA	431	15,757

(Cost $110,634)		91,105

Philippines - 0.2%
International Container Terminal Services, Inc.	2,730	9,991
Manila Electric Co.	760	4,612
Metropolitan Bank & Trust Co.	4,810	4,689

(Cost $18,848)		19,292

Poland - 0.2%
Cyfrowy Polsat SA	565	1,859
ORLEN SA	1,553	23,759

(Cost $29,494)		25,618

Qatar - 0.4%
Dukhan Bank	5,044	5,792
Industries Qatar QSC	3,942	13,386
Mesaieed Petrochemical Holding Co.	11,780	5,955
Qatar Electricity & Water Co. QSC	1,214	5,973
Qatar Fuel QSC	1,620	7,121

(Cost $46,792)		38,227

Russia - 0.0%
Alrosa PJSC*(b)	14,479	0
Inter RAO UES PJSC*(b)	188,952	0
LUKOIL PJSC*(b)	2,350	0
MMC Norilsk Nickel PJSC*(b)	361	0
Mobile TeleSystems PJSC, ADR*(b)	2,615	0
Novolipetsk Steel PJSC*(b)	8,593	0
PhosAgro PJSC*(b)	258	0

PhosAgro PJSC, GDR*(b)	2	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	192	0
Severstal PAO*(b)	1,174	0
Tatneft PJSC*(b)	7,791	0

(Cost $520,076)		0

Saudi Arabia - 0.9%
Advanced Petrochemical Co.	355	4,027
Jarir Marketing Co.	1,500	5,903
SABIC Agri-Nutrients Co.	626	22,966
Saudi Telecom Co.	5,303	56,273

(Cost $91,806)		89,169

Singapore - 1.8%
Jardine Cycle & Carriage Ltd.	300	7,424
Oversea-Chinese Banking Corp. Ltd.	9,008	83,710
Singapore Exchange Ltd.	2,341	16,693
Singapore Technologies Engineering Ltd.	4,000	11,285
United Overseas Bank Ltd.	3,300	69,494

(Cost $171,141)		188,606

South Africa - 1.5%
African Rainbow Minerals Ltd.	318	3,006
Anglo American Platinum Ltd.	181	6,319
Exxaro Resources Ltd.	615	5,451
FirstRand Ltd.	13,419	52,018
Impala Platinum Holdings Ltd.	2,221	11,432
Kumba Iron Ore Ltd.	162	3,554
Nedbank Group Ltd.	1,224	13,951
Sanlam Ltd.	4,700	16,916
Standard Bank Group Ltd.	3,558	36,305
Vodacom Group Ltd.	1,655	9,427

(Cost $197,232)		158,379

South Korea - 1.9%
DB Insurance Co. Ltd.	116	7,170
Kia Corp.	697	42,292
Korea Zinc Co. Ltd.	22	8,772
KT Corp.	190	4,744
KT&G Corp.	275	18,080
Kumho Petrochemical Co. Ltd.	41	3,871
LG Uplus Corp.	580	4,586
POSCO Holdings, Inc.	192	84,107
Samsung Fire & Marine Insurance Co. Ltd.	79	14,733
Samsung Life Insurance Co. Ltd.	216	11,047

(Cost $156,723)		199,402

Spain - 2.7%
Endesa SA	831	17,299
Iberdrola SA	16,211	192,837
Redeia Corp. SA	1,064	17,328
Repsol SA	3,413	52,675

(Cost $254,665)		280,139

Sweden - 1.4%
Boliden AB	718	19,117
Skanska AB, Class B	895	13,127
SKF AB, Class B	903	14,659
Tele2 AB, Class B	1,413	9,980
Sweden (Continued)
Volvo AB, Class A	550	11,271
Volvo AB, Class B	3,998	80,764

(Cost $160,689)		148,918

Switzerland - 12.1%
Adecco Group AG	437	18,865
Baloise Holding AG	121	18,933
Glencore PLC	27,997	149,515
Helvetia Holding AG	100	15,239
Holcim AG	1,383	91,694
Kuehne + Nagel International AG	144	43,351
Novartis AG	5,143	520,035
Partners Group Holding AG	60	64,888
SGS SA	395	35,947
Swiss Re AG	799	77,706
Swisscom AG	68	41,420
Zurich Insurance Group AG	401	188,412

(Cost $1,157,902)		1,266,005

Taiwan - 7.2%
Acer, Inc.	7,095	8,154
ASE Technology Holding Co. Ltd.	8,283	30,691
Asia Cement Corp.	6,100	7,643
Asustek Computer, Inc.	1,923	24,304
Cathay Financial Holding Co. Ltd.	24,758	35,450
Compal Electronics, Inc.	10,834	10,852
CTBC Financial Holding Co. Ltd.	46,509	34,831
Formosa Plastics Corp.	10,399	25,960
Fubon Financial Holding Co. Ltd.	19,746	39,434
Giant Manufacturing Co. Ltd.	859	5,287
Hon Hai Precision Industry Co. Ltd.	33,185	110,976
Largan Precision Co. Ltd.	273	17,573
Lite-On Technology Corp.	5,462	23,497
MediaTek, Inc.	4,021	89,015
Micro-Star International Co. Ltd.	1,752	8,775
Nan Ya Plastics Corp.	12,914	26,804
Nien Made Enterprise Co. Ltd.	541	5,079
Novatek Microelectronics Corp.	1,550	19,444
Pegatron Corp.	5,396	13,216
Quanta Computer, Inc.	7,159	56,986
Realtek Semiconductor Corp.	1,317	17,286
Shanghai Commercial & Savings Bank Ltd.	9,786	13,090
Shin Kong Financial Holding Co. Ltd.*	33,815	10,055
SinoPac Financial Holdings Co. Ltd.	27,325	14,672
Synnex Technology International Corp.	3,543	6,798
Taishin Financial Holding Co. Ltd.	29,467	16,470
United Microelectronics Corp.	30,123	43,038
Vanguard International Semiconductor Corp.	2,532	5,430
WPG Holdings Ltd.	3,911	6,742
Yuanta Financial Holding Co. Ltd.	26,739	20,487
Zhen Ding Technology Holding Ltd.	1,771	5,378

(Cost $719,161)		753,417

Thailand - 0.3%
Intouch Holdings PCL, NVDR	2,800	5,817
PTT Exploration & Production PCL	600	2,716

PTT Exploration & Production PCL, NVDR	3,000	13,579
SCB X PCL, NVDR	2,300	7,750

(Cost $26,642)		29,862

Turkey - 0.3%
Akbank TAS	8,378	9,045
Haci Omer Sabanci Holding AS	3,150	7,066
Turkiye Is Bankasi AS, Class C	9,410	7,434
Yapi ve Kredi Bankasi AS	7,973	4,756

(Cost $21,527)		28,301

United Arab Emirates - 0.7%
Abu Dhabi Islamic Bank PJSC	3,824	10,848
Abu Dhabi National Oil Co. for Distribution PJSC	8,386	8,699
Emaar Properties PJSC	17,442	33,525
Emirates NBD Bank PJSC	4,918	21,892

(Cost $59,342)		74,964

United Kingdom - 8.9%
Admiral Group PLC	569	17,953
Anglo American PLC	3,369	89,671
Hargreaves Lansdown PLC	923	8,903
Imperial Brands PLC	2,323	52,675
Kingfisher PLC	5,029	14,912
National Grid PLC	9,757	122,424
Rio Tinto PLC	3,008	185,720
Schroders PLC	2,153	11,235
St James’s Place PLC	1,423	15,954
Tesco PLC	18,922	63,707
Unilever PLC	6,690	342,650

(Cost $1,083,534)		925,804

United States - 0.2%
Parade Technologies Ltd.	209	5,893
Southern Copper Corp.	219	17,665

(Cost $19,725)		23,558

TOTAL COMMON STOCKS
(Cost $10,835,675)		10,154,054

PREFERRED STOCKS - 0.6%
Brazil - 0.2%
Cia Energetica de Minas Gerais	3,555	8,854
Gerdau SA	3,074	16,050

(Cost $20,493)		24,904

Germany - 0.4%
Bayerische Motoren Werke AG	155	14,930
Porsche Automobil Holding SE	408	21,951

(Cost $37,576)		36,881

TOTAL PREFERRED STOCKS (Cost $58,069)		61,785

EXCHANGE-TRADED FUNDS - 0.4%
WisdomTree Emerging Markets High Dividend Fund	225	8,705
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(c)	1,250	28,787

(Cost $36,773)		37,492

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
(Cost $23,735)	23,735	23,735

TOTAL INVESTMENTS - 98.3%
(Cost $10,954,252)		$10,277,066
Other assets and liabilities, net - 1.7%		177,426

NET ASSETS - 100.0%		$10,454,492

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

EXCHANGE-TRADED FUNDS -0.3%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(c)
50,737	33,318	(55,428)	173	(13)	1,672	—	1,250	28,787
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
595,473	—	(595,473)(f)	—	—	419	—	—	—
CASH EQUIVALENTS -0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
1,070	319,291	(296,626)	—	—	314	—	23,735	23,735

647,280	352,609	(947,527)	173	(13)	2,405	—	24,985	52,522

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Cash Equivalents
Financials	$2,587,045	25.3%
Materials	1,751,704	17.1
Energy	950,376	9.3
Consumer Staples	909,567	8.9
Health Care	869,052	8.5
Industrials	716,222	7.0
Consumer Discretionary	621,264	6.1
Information Technology	606,950	6.0
Utilities	592,274	5.8
Communication Services	346,944	3.4
Real Estate	264,441	2.6

Total	$10,215,839	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
EURO STOXX 50 Futures	EUR	2	$93,893	$93,622	9/15/2023	$(271)
MINI TOPIX Index Futures	JPY	2	30,876	32,016	9/07/2023	1,140
MSCI Emerging Markets Index Future	USD	1	50,885	48,965	9/15/2023	(1,920)

Total net unrealized depreciation						$(1,051)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	U.S.Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,154,054	$—	$0	$10,154,054
Preferred Stocks(a)	61,785	—	—	61,785
Exchange-Traded Funds	37,492	—	—	37,492
Short-Term Investments(a)	23,735	—	—	23,735
Derivatives(b)
Futures Contracts	1,140	—	—	1,140

TOTAL	$10,278,206	$—	$0	$10,278,206

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,191)	$—	$—	$(2,191)

TOTAL	$(2,191)	$—	$—	$(2,191)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDAW-PH1

R-089711-1 (5/24) DBX005195 (5/24)